SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition, Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Cooperative advertising credits included in rebates	$ 1,863	$ 1,813	$ 2,050
Settlement period for cash discounts and allowances	1 month
1% change in estimated return rates, Impact on pre-tax earnings	$ 81
Sales return provisions	5,428	5,036
1% change in volume of product sold through to Medicaid plan participants, Impact on pre-tax earnings	76
Price appreciation credits	8,434	8,027	8,601
Price Appreciation Credit
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Price appreciation credits	$ 17	15
Minimum
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Payment terms	30 days
Maximum
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Payment terms	90 days
Rebates, Advertising Credits Portion
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Cooperative advertising credits included in rebates	$ 36	32
Returns
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Cooperative advertising credits included in rebates	482	575	$ 691
Sales return provisions	131	120
Reduction in variable consideration provision, adjustment	$ 28	$ 38